FEDERAL HOME LOAN BANK ADVANCES	12 Months Ended
Dec. 31, 2011
FEDERAL HOME LOAN BANK ADVANCES
FEDERAL HOME LOAN BANK ADVANCES

10.     FEDERAL HOME LOAN BANK ADVANCES

All FHLB of Boston advances are secured by a blanket security agreement on qualified collateral, consisting principally of first mortgage loans on owner-occupied residential property in the amount of $52,502,000 and $56,058,000 at December 31, 2011 and 2010, respectively; government-sponsored enterprise obligations with a fair value of $1,964,000 at December 31, 2010; and mortgage-backed securities with a fair value of $5,176,000 and $7,619,000 at December 31, 2011 and 2010, respectively.

Short-term FHLB advances

Short-term FHLB advances consist of advances maturing within one year at a weighted average rate of 0.23% at December 31, 2010.  There were no short-term advances at December 31, 2011.

The Bank also has a $2,000,000 line-of-credit with the FHLB.  There were no amounts outstanding at December 31, 2011 and 2010.

Long-term FHLB advances

Long-term, fixed-rate FHLB advances and maturities are as follows:

	At December 31,
	2011		2010
		Weighted		Weighted
		Average		Average
	Amount	Rate	Amount	Rate
	(Dollars in thousands)

Within one year	$500	1.96%	$3,000	5.05%
One to two years*	16,000	3.65	1,500	2.89
Two to three years	3,500	2.67	15,000	3.67
Three to four years	1,500	2.95	3,500	2.67
Four to five years*	3,600	3.65	1,500	2.95
After five years	-	-	3,600	3.65
	25,100	3.44	28,100	3.61
Amortizing advance, due March 5, 2012, requiring monthly principal and interest of $5,300	21	4.90	82	4.90

	$25,121	3.44%	$28,182	3.62%

*	At December 31, 2011, includes advances callable by the FHLB prior to maturity aggregating $5,500,000 with a weighted average rate of 3.10%.